Cover	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2025
Entity File Number	001-09009
Entity Registrant Name	TOFUTTI BRANDS INC.
Entity Central Index Key	0000730349
Entity Tax Identification Number	13-3094658
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 Newfield Ave
Entity Address, Address Line Two	Suite H
Entity Address, City or Town	Edison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08837
City Area Code	(908)
Local Phone Number	272-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TOFB
Entity Emerging Growth Company	false